100% U.S. TREASURY SECURITIES MONEY MARKET FUND
TREASURY PLUS MONEY MARKET FUND
FEDERAL MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
CASH MANAGEMENT FUND
PRIME MONEY MARKET FUND
TAX FREE MONEY MARKET FUND

SUPPLEMENT DATED SEPTEMBER 3, 1998
TO THE PROSPECTUS FOR PREMIER SHARES
DATED DECEMBER 29, 1997, AS REVISED MARCH 13, 1998

In the section entitled "How to Buy, Sell and Exchange Shares - How to Buy Shares," the following is inserted in lieu of the last two sentences of the second paragraph:

"For an order to be effective on that Business Day, and to receive that day's dividend, the Chase Vista Service Center or Dealer must generally receive your order prior to a Fund's Cut-Off Time. Note that institutions through which you transact may set earlier deadlines. The Funds' Cut-Off Times (Eastern time) are as follows:

100% U.S. Treasury Securities Money Market Fund ..................... Noon
Tax Free Money Market Fund .......................................... Noon
Federal Money Market Fund ........................................... 2:00 p.m.
U.S. Government Money Market Fund ................................... 4:00 p.m.
Cash Management Fund ................................................ 4:00 p.m.
Prime Money Market Fund ............................................. 4:00 p.m.
Treasury Plus Money Market Fund ..................................... 4:00 p.m."





                                                                    CVPMM-36-998